Installment Loans (Tables)	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2018 and 2019 is as follows:

	Millions of yen
	2018	2019
Borrowers in Japan:
Consumer—
Housing loans	¥1,375,380	¥1,560,832
Card loans	264,323	245,139
Other	34,333	32,962

	1,674,036	1,838,933

Corporate—
Real estate companies	278,076	288,851
Non-recourse loans	18,318	53,067
Commercial, industrial and other companies	301,083	266,675

	597,477	608,593

Overseas:
Non-recourse loans	54,987	49,915
Commercial, industrial companies and other	478,336	763,813

	533,323	813,728
Purchased loans*	18,933	16,416

	¥2,823,769	¥3,277,670

*

Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2019, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2020	¥483,061
2021	345,321
2022	288,281
2023	228,442
2024	245,607
Thereafter	1,670,542

Total	¥3,261,254